CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,997	$ 12,295
Trade accounts receivable, net (Note 12A1)	7,675	16,583
Other current assets (Note 12A2)	1,041	2,337
Total current assets	12,713	31,215
LONG TERM ASSETS:
Restricted deposit	3,428
Long- term receivables		445
Property and equipment, net (Note 4)	1,021	1,396
Goodwill (Note 5)	14,238	36,969
Intangible assets and other, net (Note 6)	3,000	8,974
Total long term assets	21,687	47,784
Total assets	34,400	78,999
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	6,983	14,363
Accounts payable and accruals:
Trade	3,403	5,129
Deferred revenue	739	4,472
Other (Note 12A3)	3,272	6,604
Total current liabilities	14,397	30,568
LONG-TERM LIABILITIES:
Accrued severance pay, net (Note 7)	410	1,284
Loans from banks and others (Note 8)	3,945	266
Derivatives liabilities - warrants	53	839
Total long-term liabilities	4,408	2,389
Total liabilities	18,805	32,957
COMMITMENTS AND CONTINGENCIES (Note 9)
Equity (Note 10):
Share capital - ordinary shares of NIS 0.04 par value (authorized: December 31, 2011 and December 31, 2010 10,000,000 shares ; issued: December 31, 2011 - 6,678,713 shares; December 31, 2010 - 6,398,588 shares)	56	52
Additional paid-in capital	126,544	126,901
Accumulated other comprehensive loss	(1,537)	(1,537)
Accumulated deficit	(100,764)	(68,388)
Treasury shares - December 31, 2011 367,810 December 31, 2010 468,540 shares	(9,455)	(12,044)
BluePhoenix Shareholders' Equity	14,844	44,984
Noncontrolling interest	751	1,058
Total equity	15,595	46,042
Total liabilities and equity	$ 34,400	$ 78,999